Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 26,204	$ 21,061	$ 18,191	$ 19,897	$ 27,329	$ 17,186
Cash in escrow and restricted cash	56,381	42,311		33,988
Mortgages and contracts receivable, net of allowance of $80,901 and $84,098, respectively	320,967	312,932		283,302
Due from related parties, net	22,978	22,995		28,265
Other Receivables	35,737	46,049		35,053
Income tax receivable	29	927		629
Prepaid expenses and other assets, net	122,766	58,024		53,477
Unsold Vacation Interests, net	300,488	315,867	256,525	256,805
Property and equipment, net	55,055	55,120		48,177
Assets held for sale	4,886	5,224		5,517
Intangible assets, net	108,312	112,498		68,109
Total assets	1,053,803	993,008		833,219
LIABILITIES AND MEMBER CAPITAL (DEFICIT)
Accounts payable	13,524	15,719		12,353
Due to related parties, net	96,799	64,204		55,522
Accrued liabilities	100,020	106,451		70,326
Income taxes payable	855	701		3,491
Deferred revenues	108,443	93,833		70,774
Senior secured notes, net of unamortized original issue discount of $8,997 and $9,454, respectively	416,747	416,491		415,546
Securitization notes and Funding Facilities, net of unamortized original issue discount of $913 and $1,054, respectively	278,928	256,302		250,895
Notes Payable	137,545	137,906		71,514
Total liabilities	1,152,861	1,091,607		950,421
Member capital (deficit):
Member capital (authorized and issued 1,387.8 common units, no par value)	155,568	155,568		152,247
Accumulated deficit	(235,161)	(237,434)		(251,077)
Accumulated other comprehensive loss	(19,465)	(16,733)		(18,372)
Total member capital (deficit)	(99,058)	(98,599)		(117,202)
Total liabilities and member capital (deficit)	$ 1,053,803	$ 993,008		$ 833,219